Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 431,178	$ 550,543	$ 534,681
Voyage expenses	(77,368)	(53,604)	(18,727)
Vessel operating expenses	(175,389)	(182,598)	(137,164)
Time-charter hire expense	(30,661)	(59,647)	(74,898)
Depreciation and amortization	(100,481)	(104,149)	(73,760)
General and administrative expenses	(32,879)	(33,199)	(30,403)
(Loss) gain on sale of vessels	(12,984)	(20,594)	771
Restructuring charge	0	0	(6,795)
Income from operations	1,416	96,752	193,705
Equity income	(25,370)	7,680	11,528
Ship-to-Ship Transfer
Segment Reporting Information [Line Items]
Revenues	39,900	37,900	17,700
Operating Segments | Conventional Tankers
Segment Reporting Information [Line Items]
Revenues	391,267	512,608	516,943
Voyage expenses	(87,879)	(56,805)	(18,379)
Vessel operating expenses	(135,740)	(150,100)	(123,572)
Time-charter hire expense	(25,666)	(57,368)	(74,860)
Depreciation and amortization	(95,433)	(99,024)	(72,118)
General and administrative expenses	(29,539)	(29,432)	(28,418)
(Loss) gain on sale of vessels	(13,034)	(20,926)	771
Restructuring charge			(6,468)
Income from operations	3,976	98,953	193,899
Equity income	(25,370)	7,680	11,528
Operating Segments | Ship-to-Ship Transfer
Segment Reporting Information [Line Items]
Revenues	50,422	41,136	18,587
Voyage expenses	0	0	(348)
Vessel operating expenses	(39,649)	(32,498)	(14,441)
Time-charter hire expense	(4,995)	(2,279)	(38)
Depreciation and amortization	(5,048)	(5,125)	(1,642)
General and administrative expenses	(3,340)	(3,767)	(1,985)
(Loss) gain on sale of vessels	50	332	0
Restructuring charge			(327)
Income from operations	(2,560)	(2,201)	(194)
Equity income	0	0	0
Inter-segment Adjustment
Segment Reporting Information [Line Items]
Revenues	(10,511)	(3,201)	(849)
Voyage expenses	10,511	3,201	0
Vessel operating expenses	0	0	849
Time-charter hire expense	0	0	0
Depreciation and amortization	0	0	0
General and administrative expenses	0	0	0
(Loss) gain on sale of vessels	0	0	0
Restructuring charge			0
Income from operations	0	0	0
Equity income	$ 0	0	$ 0
Estimated costs incurred		$ 25